Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 01, 2025	Nov. 03, 2024	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following information is presented to disclose the relationship between executive “compensation actually paid,” as calculated under applicable SEC rules, and the Company’s financial performance.
Pay versus Performance Table
The following table provides information on the total compensation and compensation actually paid to our principal executive officer and to our other named executive officers, along with the total shareholder return of the Company and our executive compensation peer group, our net income and our adjusted operating income for the fiscal years 2024, 2023, 2022, 2021 and 2020. The Company-selected measure for evaluating pay versus performance is adjusted operating income. The Company-selected peer group is the Company’s compensation benchmarking peer group for 2024. The compensation actually paid to our named executive officers has been calculated in a manner consistent with Item 402(v) of Regulation S-K.
Year	Summary Compensation Table Total for Principal Executive Officer(1) (Creedon)	Summary Compensation Table Total for Principal Executive Officer(2) (Dreiling & Witynski)	Summary Compensation Table Total for Principal Executive Officer(3) (Philbin)	Compensation Actually Paid to Principal Executive Officer(1)(4) (Creedon)	Compensation Actually Paid to Principal Executive Officer(2)(4) (Dreiling & Witynski)	Compensation Actually Paid to Principal Executive Officer(3) (Philbin)
2024	$7,635,904	$1,268,876	—	$4,392,314	$(65,941,012)	—
2023	—	3,360,766	—	—	(12,587,550)	—
2022	—	13,975,672	—	—	20,670,372	—
2021	—	10,249,968	—	—	15,287,848	—
2020	—	10,767,887	9,474,478	—	8,033,239	10,483,365
Year	Average Summary Compensation Table Total for Non-Principal Executive Officer NEOs(5)(6)	Average Compensation Actually Paid to Non- Principal Executive Officer NEOs(5)(6)(7)	Value of Initial Fixed $100 Investment Based on:		Company Net Income (Loss) (dollars in millions)	Company Adjusted Operating Income(10) (dollars in millions)
			Company Total Shareholder Return(8)	Peer Group Total Shareholder Return(8)(9)
2024	$4,627,846	$1,861,128	$84.24	$178.23	$(3,030.1)	$1,807.9
2023	4,054,064	2,938,499	159.31	157.21	(998.4)	1,784.8
2022	22,391,696	22,135,106	172.70	154.16	1,615.4	2,311.5
2021	4,467,484	6,925,640	147.57	156.09	1,327.9	1,852.6
2020	4,826,593	5,421,605	116.76	127.02	1,341.9	2,186.8

(1)
Michael Creedon was appointed our principal executive officer on November 3, 2024.

(2)
Richard Dreiling served as principal executive officer from the beginning of fiscal year 2023 through November 3, 2024. Michael Witynski was our principal executive officer from July 20, 2020 through the end of fiscal 2022.

(3)
Gary Philbin was our principal executive officer prior to the beginning of fiscal year 2020 until July 20, 2020.

(4)
The following table sets forth the adjustments made to arrive at compensation actually paid to our principal executive officers during 2024:

Adjustments to determine compensation actually paid for principal executive officer	Creedon	Dreiling
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(4,799,766)	$—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(1,199,964)	—
Deduction for fair value of awards granted in a prior year that were forfeited during year	—	(33,244,533)
Increase for fair value of awards granted during year that remained unvested at year-end	3,810,195	—
Increase for fair value of awards granted during year that vested during year	—	—
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	(853,070)	—
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(200,985)	(33,965,355)
Increase based upon incremental fair value of awards modified during year	—	—
Increase based on dividends or other earnings paid during year prior to vesting	—	—

(5)
During 2024, our remaining named executive officers consisted of Jeffrey Davis, Lawrence Gatta, Jr., Michael Kindy and Richard McNeely. During 2023, our remaining named executive officers consisted of Michael Creedon, Jr., Jeffrey Davis, Lawrence Gatta, Jr., and Richard McNeely. During 2022, our remaining named executive officers consisted of Jeffrey Davis, Kevin Wampler, Richard Dreiling, Lawrence Gatta, Jr., Alasdair James, Thomas O’Boyle, Jr. and Richard McNeely. During 2021, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Alasdair James and Richard McNeely. During 2020, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Richard McNeely and Thomas O’Boyle, Jr.

(6)
Mr. Dreiling was an NEO for fiscal year 2022 but was not appointed as principal executive officer until the beginning of fiscal year 2023. As a result, Mr. Dreiling’s compensation for 2022 has been included in the amounts for non-principal executive officer NEOs for 2022, including the value of a one-time award of options to Mr. Dreiling to purchase 2,252,587 shares of Company common stock with an exercise price per share of $157.17 as an employment inducement in connection with his appointment as Executive Chairman in March 2022.

(7)
The following table sets forth the adjustments made to arrive at average compensation actually paid to our remaining named executive officers during 2024:

Adjustments to determine compensation actually paid for remaining named executive officers	2024
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(2,409,864)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(414,966)
Deduction for fair value of awards granted in a prior year that were forfeited during year	(514,908)
Increase for fair value of awards granted during year that remained unvested at year-end	1,141,381
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	(516,624)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(51,736)
Increase based upon incremental fair value of awards modified during year	—
Increase based on dividends or other earnings paid during year prior to vesting	—

(8)
These columns represent cumulative shareholder return on our common stock and on the Company’s benchmarking peer group for 2024, assuming a fixed investment of $100 on January 31, 2020, in our common stock. The stock price performance shown in the table is not necessarily indicative of future price performance.

(9)
The Company’s benchmarking peer group in 2023 and 2024 included the following sixteen companies: Albertsons Companies, Inc., Autozone, Inc., BJ’s Wholesale Club Holdings, Inc., Burlington Stores, Inc., Dollar General Corporation, Lowe’s Companies, Inc., Macy’s, Inc., Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., Target Corporation, The Gap, Inc., The Kroger Co., The TJX Companies, Inc., Tractor Supply Company and Walgreens Boots Alliance. Rite Aid Corporation was removed from the calculations in this column following its bankruptcy in October 2023.

(10)
Adjusted Operating Income for purposes of our executive compensation program is a non-GAAP measure that adjusts GAAP operating income to exclude the impact of various items to the extent that the amounts related to those items differ from the budget approved by the Board of Directors for the applicable year. The definition of adjusted operating income used by the Committee is provided on page 35.

Company Selected Measure Name			Adjusted Operating Income
Named Executive Officers, Footnote
(1)
Michael Creedon was appointed our principal executive officer on November 3, 2024.
(2)
Richard Dreiling served as principal executive officer from the beginning of fiscal year 2023 through November 3, 2024. Michael Witynski was our principal executive officer from July 20, 2020 through the end of fiscal 2022.
(3)
Gary Philbin was our principal executive officer prior to the beginning of fiscal year 2020 until July 20, 2020.
(5)
During 2024, our remaining named executive officers consisted of Jeffrey Davis, Lawrence Gatta, Jr., Michael Kindy and Richard McNeely. During 2023, our remaining named executive officers consisted of Michael Creedon, Jr., Jeffrey Davis, Lawrence Gatta, Jr., and Richard McNeely. During 2022, our remaining named executive officers consisted of Jeffrey Davis, Kevin Wampler, Richard Dreiling, Lawrence Gatta, Jr., Alasdair James, Thomas O’Boyle, Jr. and Richard McNeely. During 2021, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Alasdair James and Richard McNeely. During 2020, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Richard McNeely and Thomas O’Boyle, Jr.

Peer Group Issuers, Footnote
(9)
The Company’s benchmarking peer group in 2023 and 2024 included the following sixteen companies: Albertsons Companies, Inc., Autozone, Inc., BJ’s Wholesale Club Holdings, Inc., Burlington Stores, Inc., Dollar General Corporation, Lowe’s Companies, Inc., Macy’s, Inc., Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., Target Corporation, The Gap, Inc., The Kroger Co., The TJX Companies, Inc., Tractor Supply Company and Walgreens Boots Alliance. Rite Aid Corporation was removed from the calculations in this column following its bankruptcy in October 2023.

Adjustment To PEO Compensation, Footnote
(4)
The following table sets forth the adjustments made to arrive at compensation actually paid to our principal executive officers during 2024:

Adjustments to determine compensation actually paid for principal executive officer	Creedon	Dreiling
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(4,799,766)	$—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(1,199,964)	—
Deduction for fair value of awards granted in a prior year that were forfeited during year	—	(33,244,533)
Increase for fair value of awards granted during year that remained unvested at year-end	3,810,195	—
Increase for fair value of awards granted during year that vested during year	—	—
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	(853,070)	—
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(200,985)	(33,965,355)
Increase based upon incremental fair value of awards modified during year	—	—
Increase based on dividends or other earnings paid during year prior to vesting	—	—

Non-PEO NEO Average Total Compensation Amount			$ 4,627,846	$ 4,054,064	$ 22,391,696	$ 4,467,484	$ 4,826,593
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,861,128	2,938,499	22,135,106	6,925,640	5,421,605
Adjustment to Non-PEO NEO Compensation Footnote
(7)
The following table sets forth the adjustments made to arrive at average compensation actually paid to our remaining named executive officers during 2024:

Adjustments to determine compensation actually paid for remaining named executive officers	2024
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(2,409,864)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(414,966)
Deduction for fair value of awards granted in a prior year that were forfeited during year	(514,908)
Increase for fair value of awards granted during year that remained unvested at year-end	1,141,381
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	(516,624)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(51,736)
Increase based upon incremental fair value of awards modified during year	—
Increase based on dividends or other earnings paid during year prior to vesting	—

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The following table lists the financial performance measures which in our assessment represent the most important financial performance metrics used by the Company to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year.
Important Financial Performance Metrics
Adjusted Total Revenue
Adjusted Operating Income
Adjusted Earnings Per Share

Total Shareholder Return Amount			$ 84.24	159.31	172.7	147.57	116.76
Peer Group Total Shareholder Return Amount			178.23	157.21	154.16	156.09	127.02
Net Income (Loss)			$ (3,030,100,000)	$ (998,400,000)	$ 1,615,400,000	$ 1,327,900,000	$ 1,341,900,000
Company Selected Measure Amount			1,807,900,000	1,784,800,000	2,311,500,000	1,852,600,000	2,186,800,000
PEO Name	Michael Creedon	Richard Dreiling
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					2,252,587
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 157.17
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Total Revenue
Non-GAAP Measure Description
(10)
Adjusted Operating Income for purposes of our executive compensation program is a non-GAAP measure that adjusts GAAP operating income to exclude the impact of various items to the extent that the amounts related to those items differ from the budget approved by the Board of Directors for the applicable year. The definition of adjusted operating income used by the Committee is provided on page 35.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Share
Michael Creedon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,635,904
PEO Actually Paid Compensation Amount			4,392,314
Richard Dreiling And Michael Witynski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,268,876	3,360,766	13,975,672	10,249,968	10,767,887
PEO Actually Paid Compensation Amount			(65,941,012)	(12,587,550)	20,670,372	15,287,848	8,033,239
Gary Philbin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							9,474,478
PEO Actually Paid Compensation Amount							$ 10,483,365
PEO | Michael Creedon [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael Creedon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,810,195
PEO | Michael Creedon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(853,070)
PEO | Michael Creedon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(200,985)
PEO | Michael Creedon [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael Creedon [Member] | Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,799,766)
PEO | Michael Creedon [Member] | Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,199,964)
PEO | Michael Creedon [Member] | Deduction for fair value of awards granted in a prior year that were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael Creedon [Member] | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Richard Dreiling [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Richard Dreiling [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Richard Dreiling [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Richard Dreiling [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(33,965,355)
PEO | Richard Dreiling [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Richard Dreiling [Member] | Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Richard Dreiling [Member] | Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Richard Dreiling [Member] | Deduction for fair value of awards granted in a prior year that were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(33,244,533)
PEO | Richard Dreiling [Member] | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Dreiling [Member] | Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Dreiling [Member] | Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Dreiling [Member] | Deduction for fair value of awards granted in a prior year that were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Dreiling [Member] | Increase for fair value of awards granted during year that remained unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,141,381
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(516,624)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(51,736)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,409,864)
Non-PEO NEO | Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(414,966)
Non-PEO NEO | Deduction for fair value of awards granted in a prior year that were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(514,908)
Non-PEO NEO | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount